Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Derivatives At Fair Value
Derivatives recorded at fair value on our condensed consolidated balance sheets consisted of the following (in millions):

	Derivative Assets		Derivative Liabilities
	March 31, 2014	December 31, 2013	March 31, 2014	December 31, 2013
Derivatives Designated as Hedging Instruments
Foreign currency forward contracts - current(1)	$11.0	$9.1	$3.0	$9.8
Foreign currency forward contracts - non-current(2)	1.0	1.2	.1	.6
	12.0	10.3	3.1	10.4
Derivatives Not Designated as Hedging Instruments
Foreign currency forward contracts - current(1)	1.2	2.5	1.3	.6
	1.2	2.5	1.3	.6
Total	$13.2	$12.8	$4.4	$11.0

(1)
Derivative assets and liabilities that have maturity dates equal to or less than twelve months from the respective balance sheet date were included in other current assets and accrued liabilities and other, respectively, on our condensed consolidated balance sheets.

(2)
Derivative assets and liabilities that have maturity dates greater than twelve months from the respective balance sheet date were included in other assets, net, and other liabilities, respectively, on our condensed consolidated balance sheets.

Gains And Losses On Derivatives Designated As Cash Flow Hedges
Gains and losses, net of tax, on derivatives designated as cash flow hedges included in our condensed consolidated statements of income and comprehensive income for the quarters ended March 31, 2014 and 2013 were as follows (in millions):

	Gain (Loss) Recognized in Other Comprehensive Income ("OCI") (Effective Portion)		(Loss) Gain Reclassified from Accumulated Other Comprehensive Income ("AOCI") into Income (Effective Portion)(1)		Gain Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)(2)
	2014	2013	2014	2013	2014	2013
Interest rate lock contracts(3)	$—	$—	$(.1)	$(.1)	$—	$—
Foreign currency forward contracts(4)	4.9	(4.0)	(.4)	1.1	.7	.2
Total	$4.9	$(4.0)	$(.5)	$1.0	$.7	$.2

(1)
Changes in the fair value of cash flow hedges are recorded in AOCI.  Amounts recorded in AOCI associated with cash flow hedges are subsequently reclassified into contract drilling, depreciation or interest expense as earnings are affected by the underlying hedged forecasted transaction.

(2)	Gains and losses recognized in income for ineffectiveness and amounts excluded from effectiveness testing were included in other, net, in our condensed consolidated statements of income.

(3)	Losses on interest rate lock derivatives reclassified from AOCI into income (effective portion) were included in interest expense, net, in our condensed consolidated statements of income.

(4)
During the quarter ended March 31, 2014, $600,000 of losses were reclassified from AOCI into contract drilling expense and $200,000 of gains were reclassified from AOCI into depreciation expense in our condensed consolidated statement of income. During the quarter ended March 31, 2013, $900,000 of gains were reclassified from AOCI into contract drilling expense and $200,000 of gains were reclassified from AOCI into depreciation expense in our condensed consolidated statement of income.